UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Ste 450, Cincinatti, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	4/30

Date of reporting period:	10/31/25

Item 1. Reports to Stockholders.

(a)

Toews Hedged Oceana Fund

 (THIDX)

Semi-Annual Shareholder Report - October 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Toews Hedged Oceana Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://toewscorp.com/equity-funds/. You can also request this information by contacting us at 1-877-558-6397.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Toews Hedged Oceana Fund	$68	1.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$24,273,743
Number of Portfolio Holdings	2
Advisory Fee (net of waivers)	$59,252
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.8%
Purchased Options	0.2%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Future Option	0.2%
Equity	99.1%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard FTSE Developed Markets ETF	99.1%
CME E-Mini Standard & Poor's 500 Index Future, 12/19/25 5700.0 Put	0.2%

Material Fund Changes

No material changes occurred during the period ended October 31, 2025.

Toews Hedged Oceana Fund - Fund (THIDX)

Semi-Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://toewscorp.com/equity-funds/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103125-THIDX

Toews Hedged U.S. Fund

 (THLGX)

Semi-Annual Shareholder Report - October 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Toews Hedged U.S. Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://toewscorp.com/equity-funds/. You can also request this information by contacting us at 1-877-558-6397.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Toews Hedged U.S. Fund	$70	1.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$64,455,215
Number of Portfolio Holdings	4
Advisory Fee (net of waivers)	$246,935
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Value	Value
Purchased Options	0.2%
U.S. Government & Agencies	99.8%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	20.9%
Future Option	0.2%
U.S. Treasury Obligations	78.9%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 11/25/25	78.9%
CME E-Mini Standard & Poor's 500 Index Future, 12/19/25 5700.0 Put	0.2%

Material Fund Changes

No material changes occurred during the period ended October 31, 2025.

Toews Hedged U.S. Fund - Fund (THLGX)

Semi-Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://toewscorp.com/equity-funds/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103125-THLGX

Toews Hedged U.S. Opportunity Fund

 (THSMX)

Semi-Annual Shareholder Report - October 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Toews Hedged U.S. Opportunity Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://toewscorp.com/equity-funds/. You can also request this information by contacting us at 1-877-558-6397.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Toews Hedged U.S. Opportunity Fund	$68	1.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$29,270,548
Number of Portfolio Holdings	4
Advisory Fee (net of waivers)	$86,274
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Value	Value
Purchased Options	0.2%
U.S. Government & Agencies	99.8%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	18.0%
Future Option	0.2%
U.S. Treasury Obligations	81.8%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 11/25/25	81.8%
CMC E-Mini Russell 2000 Index Future, 12/19/25 2000.0 Put	0.2%

Material Fund Changes

No material changes occurred during the period ended October 31, 2025.

Toews Hedged U.S. Opportunity Fund - Fund (THSMX)

Semi-Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://toewscorp.com/equity-funds/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103125-THSMX

Toews Tactical Defensive Alpha Fund

 (TTDAX)

Semi-Annual Shareholder Report - October 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Toews Tactical Defensive Alpha Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://toewscorp.com/equity-funds/. You can also request this information by contacting us at 1-877-558-6397.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Toews Tactical Defensive Alpha Fund	$68	1.26%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$73,954,532
Number of Portfolio Holdings	6
Advisory Fee (net of waivers)	$296,692
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Value	Value
Purchased Options	4.1%
U.S. Government & Agencies	95.9%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	16.6%
Future Option	2.5%
U.S. Treasury Obligations	80.9%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 11/25/25	80.9%
CME E-Mini Standard & Poor's 500 Index Future, 12/18/26 5850.0 Put	3.3%
CME E-Mini Standard & Poor's 500 Index Future, 12/19/25 5625.0 Put	0.1%
CME E-Mini Standard & Poor's 500 Index Future, 12/19/25 7150.0 Call	-0.3%
CME E-Mini Standard & Poor's 500 Index Future, 12/19/25 6625.0 Put	-0.6%

Material Fund Changes

No material changes occurred during the period ended October 31, 2025.

Toews Tactical Defensive Alpha Fund - Fund (TTDAX)

Semi-Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://toewscorp.com/equity-funds/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103125-TTDAX

Toews Tactical Income Fund

 (THHYX)

Semi-Annual Shareholder Report - October 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Toews Tactical Income Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://toewscorp.com/fixed-income-funds/. You can also request this information by contacting us at 1-877-558-6397.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Toews Tactical Income Fund	$65	1.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$413,950,380
Number of Portfolio Holdings	185
Advisory Fee	$2,145,963
Portfolio Turnover	28%

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	29.4%
Exchange-Traded Funds	66.6%
Money Market Funds	4.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.9%
Real Estate	0.7%
Consumer Staples	1.5%
Utilities	1.6%
Materials	2.0%
Technology	2.0%
Health Care	2.4%
Industrials	2.7%
Energy	3.4%
Communications	3.9%
Collateral for Securities Loaned	4.1%
Financials	4.8%
Consumer Discretionary	5.3%
Fixed Income	68.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Broad USD High Yield Corporate Bond ETF	53.6%
SPDR Bloomberg High Yield Bond ETF	5.9%
SPDR Portfolio High Yield Bond ETF	5.7%
Xtrackers USD High Yield Corporate Bond ETF	3.3%
Goldman Sachs Group, Inc. (The), 6.750%, 10/01/37	0.8%
Anheuser-Busch InBev Worldwide, Inc., 8.200%, 01/15/39	0.6%
Deutsche Telekom International Finance BV, 9.250%, 06/01/32	0.6%
MetLife, Inc., 10.750%, 08/01/39	0.6%
General Electric Company, 6.750%, 03/15/32	0.5%
Microsoft Corporation, 2.921%, 03/17/52	0.5%

Material Fund Changes

No material changes occurred during the period ended October 31, 2025.

Toews Tactical Income Fund - Fund (THHYX)

Semi-Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://toewscorp.com/fixed-income-funds/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103125-THHYX

Toews Unconstrained Income Fund

 (TUIFX)

Semi-Annual Shareholder Report - October 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Toews Unconstrained Income Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://toewscorp.com/fixed-income-funds/. You can also request this information by contacting us at 1-877-558-6397.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Toews Unconstrained Income Fund	$64	1.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$46,760,757
Number of Portfolio Holdings	8
Advisory Fee (net of waivers)	$189,063
Portfolio Turnover	67%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	86.2%
Money Market Funds	13.8%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-15.9%
Collateral for Securities Loaned	16.0%
Fixed Income	99.9%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Bloomberg High Yield Bond ETF	24.9%
iShares iBoxx $ High Yield Corporate Bond ETF	24.6%
PGIM AAA CLO ETF	15.2%
Vanguard Total Bond Market ETF	12.7%
iShares Core U.S. Aggregate Bond ETF	12.5%
iShares Floating Rate Bond ETF	5.0%
iShares AAA CLO Active ETF	5.0%

Material Fund Changes

No material changes occurred during the period ended October 31, 2025.

Toews Unconstrained Income Fund - Fund (TUIFX)

Semi-Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://toewscorp.com/fixed-income-funds/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103125-TUIFX

(b)	Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

TOEWS TACTICAL INCOME FUND
TOEWS HEDGED OCEANA FUND
TOEWS HEDGED U.S. FUND
TOEWS HEDGED U.S. OPPORTUNITY FUND
TOEWS UNCONSTRAINED INCOME FUND
TOEWS TACTICAL DEFENSIVE ALPHA FUND

Semi-Annual Financial Statements and Additional Information
October 31, 2025

Investor Information: 1-877-558-6397

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2025

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 68.5%
	FIXED INCOME - 68.5%
5,900,000	iShares Broad USD High Yield Corporate Bond ETF			$221,722,000
250,000	SPDR Bloomberg High Yield Bond ETF(a)			24,347,500
985,500	SPDR Portfolio High Yield Bond ETF			23,454,900
375,000	Xtrackers USD High Yield Corporate Bond ETF			13,848,750
	TOTAL EXCHANGE-TRADED FUNDS (Cost $278,859,260)			283,373,150

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 30.3%
	AEROSPACE & DEFENSE — 0.8%
35,000	Bombardier, Inc.(b)	7.8750	04/15/27	35,149
800,000	Rolls-Royce PLC(b)	5.7500	10/15/27	821,022
500,000	Spirit AeroSystems, Inc.(b)	9.7500	11/15/30	550,047
750,000	TransDigm, Inc.(b)	6.7500	08/15/28	765,722
750,000	TransDigm, Inc.(b)	6.3750	05/31/33	766,694
				2,938,634
	APPAREL & TEXTILE PRODUCTS — 0.1%
350,000	Beach Acquisition Bidco, LLC(b)	10.0000	07/15/33	376,739

	ASSET MANAGEMENT — 0.1%
400,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation	9.0000	06/15/30	385,412

	AUTOMOTIVE — 1.3%
500,000	American Axle & Manufacturing, Inc.(b)	7.7500	10/15/33	500,287
500,000	Aston Martin Capital Holdings Ltd.(b)	10.0000	03/31/29	445,096
1,000,000	Ford Motor Credit Company, LLC	3.3750	11/13/25	999,605
750,000	Ford Motor Credit Company, LLC	7.3500	11/04/27	783,270
1,500,000	Mercedes-Benz Finance North America, LLC	8.5000	01/18/31	1,784,657
500,000	Nissan Motor Company Ltd.(b)	4.8100	09/17/30	468,883
600,000	Tenneco, Inc.(b)	8.0000	11/17/28	598,820
				5,580,618
	BANKING — 1.4%
1,000,000	Bank of America Corporation	7.7500	05/14/38	1,226,140

See accompanying notes to financial statements.

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 30.3% (Continued)
	BANKING — 1.4% (Continued)
1,000,000	Barclays PLC(c)	H15T1Y + 3.500%	7.4370	11/02/33	$1,147,367
1,000,000	Citigroup, Inc.		8.1250	07/15/39	1,281,833
750,000	HSBC Holdings PLC(c)	SOFRRATE + 4.250%	8.1130	11/03/33	879,569
1,000,000	Lloyds Banking Group PLC(c)	H15T1Y + 3.750%	7.9530	11/15/33	1,165,796
					5,700,705
	BEVERAGES — 0.9%
2,000,000	Anheuser-Busch InBev Worldwide, Inc.		8.2000	01/15/39	2,584,822
1,000,000	PepsiCo, Inc.		7.0000	03/01/29	1,093,238
					3,678,060
	BIOTECH & PHARMA — 0.6%
300,000	1261229 BC Ltd.(b)		10.0000	04/15/32	314,121
500,000	Bausch Health Companies, Inc.(b)		11.0000	09/30/28	524,560
1,000,000	Jazz Securities DAC(b)		4.3750	01/15/29	980,443
500,000	Merck & Company, Inc.		6.5000	12/01/33	570,721
300,000	Organon & Company / Organon Foreign Debt Co-Issuer(b)		5.1250	04/30/31	230,475
					2,620,320
	CABLE & SATELLITE — 1.5%
350,000	Altice Financing S.A.(b)		5.7500	08/15/29	255,066
1,000,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(b)		5.1250	05/01/27	994,819
1,250,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(b)		4.7500	03/01/30	1,189,374
750,000	CSC Holdings, LLC(b)		11.7500	01/31/29	592,773
1,250,000	Directv Financing, LLC / Directv Financing, Inc.(b)		5.8750	08/15/27	1,251,072
1,000,000	Directv Financing, LLC / Directv Financing Co-Obligor, Inc.(b)		10.0000	02/15/31	999,193
1,000,000	Sirius XM Radio, Inc.(b)		4.0000	07/15/28	971,848
					6,254,145
	CHEMICALS — 0.4%
400,000	Olympus Water US Holding Corporation(b)		7.2500	02/15/33	398,895
550,000	Tronox, Inc.(b)		4.6250	03/15/29	337,056
350,000	Windsor Holdings III, LLC(b)		8.5000	06/15/30	369,896
600,000	WR Grace Holdings, LLC(b)		5.6250	08/15/29	549,772
					1,655,619
	COMMERCIAL SUPPORT SERVICES — 0.1%
400,000	Allied Universal Holdco, LLC(b)		7.8750	02/15/31	417,052

See accompanying notes to financial statements.

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 30.3% (Continued)
	CONSTRUCTION MATERIALS — 0.3%
500,000	Quikrete Holdings, Inc.(b)	6.3750	03/01/32	$518,918
850,000	Standard Industries, Inc.(b)	4.3750	07/15/30	822,029
				1,340,947
	CONTAINERS & PACKAGING — 0.4%
400,000	Ardagh Metal Packaging Finance USA, LLC / Ardagh Metal Packaging Finance PLC(b)	4.0000	09/01/29	373,225
700,000	Mauser Packaging Solutions Holding Company(b)	7.8750	08/15/26	697,375
500,000	Mauser Packaging Solutions Holding Company(b)	7.8750	04/15/27	501,698
				1,572,298
	DIVERSIFIED INDUSTRIALS — 0.6%
2,000,000	General Electric Company	6.7500	03/15/32	2,272,727

	E-COMMERCE DISCRETIONARY — 0.2%
800,000	Rakuten Group, Inc.(b)	9.7500	04/15/29	897,716

	ELECTRIC UTILITIES — 1.5%
1,000,000	Appalachian Power Company	7.0000	04/01/38	1,139,997
600,000	Calpine Corporation(b)	5.1250	03/15/28	600,278
1,000,000	Dominion Energy, Inc.	7.0000	06/15/38	1,147,198
700,000	FirstEnergy Corporation	4.1500	07/15/27	695,507
400,000	Lightning Power, LLC(b)	7.2500	08/15/32	424,793
190,000	PG&E Corporation	5.0000	07/01/28	188,759
750,000	Progress Energy, Inc.	7.7500	03/01/31	861,350
600,000	Talen Energy Supply, LLC(b)	8.6250	06/01/30	637,126
400,000	Vistra Operations Company, LLC(b)	7.7500	10/15/31	424,747
				6,119,755
	ELECTRICAL EQUIPMENT — 0.2%
500,000	Emerald Debt Merger Sub, LLC(b)	6.6250	12/15/30	514,652
500,000	Vertical US Newco, Inc.(b)	5.2500	07/15/27	499,791
				1,014,443
	ENGINEERING & CONSTRUCTION — 0.1%
400,000	Fluor Corporation	4.2500	09/15/28	397,474

See accompanying notes to financial statements.

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 30.3% (Continued)
	ENTERTAINMENT CONTENT — 0.3%
750,000	Univision Communications, Inc.(b)	7.3750	06/30/30	$753,220
650,000	Warnermedia Holdings, Inc.	4.2790	03/15/32	596,172
				1,349,392
	FOOD — 0.4%
300,000	Chobani, LLC / Chobani Finance Corp, Inc.(b)	7.6250	07/01/29	312,821
750,000	Kraft Heinz Foods Company	6.8750	01/26/39	837,087
350,000	Viking Baked Goods Acquisition Corporation(b)	8.6250	11/01/31	352,604
				1,502,512
	GAS & WATER UTILITIES — 0.1%
500,000	Atmos Energy Corporation	5.4500	10/15/32	529,279

	HEALTH CARE FACILITIES & SERVICES — 1.0%
650,000	CHS/Community Health Systems, Inc.(b)	10.8750	01/15/32	701,483
1,000,000	DaVita, Inc.(b)	4.6250	06/01/30	966,735
500,000	Encompass Health Corporation	4.7500	02/01/30	495,129
1,000,000	Tenet Healthcare Corporation	6.1250	10/01/28	1,001,944
900,000	Tenet Healthcare Corporation	6.1250	06/15/30	917,820
				4,083,111
	INDUSTRIAL SUPPORT SERVICES — 0.3%
650,000	United Rentals North America, Inc.	3.8750	11/15/27	641,934
750,000	United Rentals North America, Inc.	5.2500	01/15/30	755,794
				1,397,728
	INSTITUTIONAL FINANCIAL SERVICES — 1.2%
150,000	Coinbase Global, Inc.(b)	3.3750	10/01/28	142,846
3,000,000	Goldman Sachs Group, Inc. (The)	6.7500	10/01/37	3,362,525
250,000	Jane Street Group / JSG Finance, Inc.(b)	4.5000	11/15/29	243,137
500,000	Jefferies Financial Group, Inc.	6.4500	06/08/27	513,188
750,000	Morgan Stanley	7.2500	04/01/32	867,455
				5,129,151
	INSURANCE — 1.2%
300,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer(b)	6.7500	10/15/27	301,342
300,000	Ardonagh Finco Ltd.(b)	7.7500	02/15/31	314,034
550,000	Genworth Holdings, Inc.	6.5000	06/15/34	566,093
300,000	HUB International Ltd.(b)	7.2500	06/15/30	313,423

See accompanying notes to financial statements.

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 30.3% (Continued)
	INSURANCE — 1.2% (Continued)
350,000	HUB International Ltd.(b)	7.3750	01/31/32	$362,952
300,000	Jones Deslauriers Insurance Management, Inc.(b)	8.5000	03/15/30	315,310
1,700,000	MetLife, Inc.	10.7500	08/01/39	2,276,944
400,000	Panther Escrow Issuer, LLC(b)	7.1250	06/01/31	413,732
				4,863,830
	INTERNET MEDIA & SERVICES — 0.4%
500,000	Netflix, Inc.	5.8750	11/15/28	525,998
1,000,000	Uber Technologies, Inc.(b)	4.5000	08/15/29	999,366
				1,525,364
	LEISURE FACILITIES & SERVICES — 2.7%
500,000	1011778 BC ULC / New Red Finance, Inc.(b)	3.8750	01/15/28	491,443
750,000	1011778 BC ULC / New Red Finance, Inc.(b)	4.0000	10/15/30	710,148
500,000	Caesars Entertainment, Inc.(b)	7.0000	02/15/30	514,815
500,000	Carnival Corporation(b)	6.0000	05/01/29	507,500
350,000	Carnival Corporation(b)	5.7500	08/01/32	360,291
900,000	Hilton Domestic Operating Company, Inc.(b)	3.6250	02/15/32	829,520
1,000,000	KFC Holding Co/Pizza Hut Holdings, LLC/Taco Bell of America, LLC(b)	4.7500	06/01/27	998,623
700,000	Las Vegas Sands Corporation	3.9000	08/08/29	679,714
1,200,000	Live Nation Entertainment, Inc.(b)	6.5000	05/15/27	1,211,058
850,000	Melco Resorts Finance Ltd.(b)	5.3750	12/04/29	840,561
750,000	Midwest Gaming Borrower, LLC(b)	4.8750	05/01/29	728,656
500,000	NCL Corporation Ltd.(b)	6.7500	02/01/32	514,226
750,000	Royal Caribbean Cruises Ltd.(b)	6.2500	03/15/32	773,734
500,000	Royal Caribbean Cruises Ltd.(b)	6.0000	02/01/33	512,627
400,000	Voyager Parent, LLC(b)	9.2500	07/01/32	419,642
850,000	Wynn Macau Ltd.(b)	5.6250	08/26/28	849,790
				10,942,348
	MACHINERY — 0.1%
600,000	Hillenbrand, Inc.	3.7500	03/01/31	602,141

	MEDICAL EQUIPMENT & DEVICES — 0.8%
400,000	Avantor Funding, Inc.(b)	4.6250	07/15/28	393,832
950,000	Boston Scientific Corporation	7.3750	01/15/40	1,154,733
750,000	Koninklijke Philips N.V.	6.8750	03/11/38	847,481

See accompanying notes to financial statements.

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 30.3% (Continued)
	MEDICAL EQUIPMENT & DEVICES — 0.8% (Continued)
1,000,000	Medline Borrower, L.P.(b)	3.8750	04/01/29	$972,972
				3,369,018
	METALS & MINING — 0.6%
500,000	FMG Resources August 2006 Pty Ltd.(b)	4.3750	04/01/31	483,848
750,000	Novelis Corporation(b)	4.7500	01/30/30	725,383
1,000,000	Vale Overseas Ltd.	8.2500	01/17/34	1,214,135
				2,423,366
	OIL & GAS PRODUCERS — 2.5%
500,000	Apache Corporation	5.1000	09/01/40	435,680
400,000	Cheniere Energy, Inc.	4.6250	10/15/28	399,097
1,150,000	Chesapeake Energy Corporation(b)	6.7500	04/15/29	1,159,659
400,000	Civitas Resources, Inc.(b)	8.7500	07/01/31	412,424
750,000	CQP Holdco, L.P. / BIP-V Chinook Holdco, LLC(b)	5.5000	06/15/31	742,863
750,000	Occidental Petroleum Corporation	6.1250	01/01/31	790,567
1,000,000	Occidental Petroleum Corporation	6.4500	09/15/36	1,061,738
650,000	PBF Holding Company, LLC / PBF Finance Corporation	6.0000	02/15/28	644,947
500,000	PBF Holding Company, LLC / PBF Finance Corporation(b)	9.8750	03/15/30	530,434
500,000	Rockcliff Energy II, LLC(b)	5.5000	10/15/29	485,449
600,000	Southwestern Energy Company	4.7500	02/01/32	589,142
1,000,000	Tosco Corporation	8.1250	02/15/30	1,130,672
1,250,000	Venture Global LNG, Inc.(b)	8.3750	06/01/31	1,284,497
500,000	Venture Global LNG, Inc.(b)	9.8750	02/01/32	534,373
				10,201,542
	OIL & GAS SERVICES & EQUIPMENT — 0.9%
1,000,000	Nabors Industries, Inc.(b)	9.1250	01/31/30	1,050,035
750,000	Transocean, Inc.(b)	8.7500	02/15/30	787,574
500,000	Transocean, Inc.	7.5000	04/15/31	478,502
750,000	USA Compression Partners, L.P. / USA Compression(b)	7.1250	03/15/29	775,147
400,000	Valaris Ltd.(b)	8.3750	04/30/30	418,110
184,000	Weatherford International Ltd.(b)	8.6250	04/30/30	188,209
				3,697,577
	PUBLISHING & BROADCASTING — 0.1%
500,000	Gray Media, Inc.(b)	10.5000	07/15/29	539,173

See accompanying notes to financial statements.

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 30.3% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 0.6%
500,000	Iron Mountain, Inc.(b)	5.2500	07/15/30	$498,043
400,000	MPT Operating Partnership, L.P. / MPT Finance Corporation	3.5000	03/15/31	282,818
750,000	SBA Communications Corporation	3.1250	02/01/29	709,558
300,000	Service Properties Trust(b)	8.6250	11/15/31	316,689
750,000	Simon Property Group, L.P.	6.7500	02/01/40	866,515
				2,673,623
	REAL ESTATE OWNERS & DEVELOPERS — 0.1%
300,000	Howard Hughes Corporation (The)(b)	4.3750	02/01/31	282,689

	RETAIL - DISCRETIONARY — 0.9%
400,000	Avis Budget Car Rental, LLC / Avis Budget Finance,(b)	5.3750	03/01/29	385,615
650,000	Builders FirstSource, Inc.(b)	4.2500	02/01/32	614,744
343,470	Carvana Company(b)	9.0000	06/01/31	382,571
800,000	Hertz Corporation (The)(b)	12.6250	07/15/29	792,778
800,000	Kohl’s Corporation	5.1250	05/01/31	626,973
209,000	Macy’s Retail Holdings, LLC(b)	5.8750	03/15/30	209,082
800,000	Staples, Inc.(b)	10.7500	09/01/29	784,215
				3,795,978
	SOFTWARE — 1.1%
500,000	AthenaHealth Group, Inc.(b)	6.5000	02/15/30	489,860
650,000	Cloud Software Group, Inc.(b)	6.5000	03/31/29	655,658
400,000	McAfee Corporation(b)	7.3750	02/15/30	366,680
3,000,000	Microsoft Corporation	2.9210	03/17/52	2,018,946
1,000,000	UKG, Inc.(b)	6.8750	02/01/31	1,030,117
				4,561,261
	SPECIALTY FINANCE — 0.9%
400,000	Ally Financial, Inc.	6.7000	02/14/33	417,035
350,000	Freedom Mortgage Holdings, LLC(b)	9.2500	02/01/29	367,726
300,000	Midcap Financial Issuer Trust(b)	6.5000	05/01/28	294,388
300,000	Nationstar Mortgage Holdings, Inc.(b)	7.1250	02/01/32	313,904
300,000	Navient Corporation	5.5000	03/15/29	295,214
350,000	OneMain Finance Corporation	6.6250	05/15/29	360,367
400,000	PennyMac Financial Services, Inc.(b)	6.8750	05/15/32	417,608
600,000	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer(b)	3.8750	03/01/31	564,500

See accompanying notes to financial statements.

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 30.3% (Continued)
	SPECIALTY FINANCE — 0.9% (Continued)
800,000	Starwood Property Trust, Inc.(b)	4.3750	01/15/27	$793,345
				3,824,087
	STEEL — 0.4%
700,000	Cleveland-Cliffs, Inc.(b)	6.7500	04/15/30	716,444
750,000	Cleveland-Cliffs, Inc.(b)	7.0000	03/15/32	767,528
				1,483,972
	TECHNOLOGY HARDWARE — 0.4%
750,000	Dell International, LLC / EMC Corporation	8.1000	07/15/36	913,384
500,000	Seagate HDD Cayman	9.6250	12/01/32	570,042
500,000	Xerox Holdings Corporation(b)	5.5000	08/15/28	238,750
				1,722,176
	TECHNOLOGY SERVICES — 0.5%
500,000	Block, Inc.	3.5000	06/01/31	465,919
400,000	GTCR W-2 Merger Sub, LLC(b)	7.5000	01/15/31	425,108
500,000	Neptune Bidco US, Inc.(b)	9.2900	04/15/29	494,205
500,000	Shift4 Payments, LLC / Shift4 Payments Finance Sub, Inc.(b)	6.7500	08/15/32	515,940
				1,901,172
	TELECOMMUNICATIONS — 1.5%
800,000	CenturyLink, Inc.(b)	4.5000	01/15/29	740,784
500,000	Connect Finco S.A.RL / Connect US Finco, LLC(b)	9.0000	09/15/29	530,040
2,000,000	Deutsche Telekom International Finance B.V.	9.2500	06/01/32	2,507,655
500,000	Frontier Communications Holdings, LLC(b)	8.7500	05/15/30	524,039
1,000,000	Sprint Capital Corporation	8.7500	03/15/32	1,217,047
400,000	Telecom Italia Capital S.A.	6.3750	11/15/33	422,058
400,000	Windstream Escrow, LLC / Windstream Escrow Finance Corporation(b)	8.2500	10/01/31	408,573
				6,350,196
	TRANSPORTATION & LOGISTICS — 0.5%
166,667	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)	5.5000	04/20/26	167,201
750,000	Canadian Pacific Railway Company	7.1250	10/15/31	851,771
400,000	Delta Air Lines, Inc.	3.7500	10/28/29	387,954
400,000	JetBlue Airways Corp / JetBlue Loyalty, L.P.(b)	9.8750	09/20/31	393,499
400,000	United Airlines, Inc.(b)	4.6250	04/15/29	396,418
				2,196,843

See accompanying notes to financial statements.

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 30.3% (Continued)
	WHOLESALE - CONSUMER STAPLES — 0.2%
500,000	C&S Group Enterprises, LLC(b)	5.0000	12/15/28	$456,611
400,000	US Foods, Inc.(b)	4.7500	02/15/29	395,993
				852,604
	WHOLESALE - DISCRETIONARY — 0.1%
300,000	Verde Purchaser, LLC(b)	10.5000	11/30/30	312,577

	TOTAL CORPORATE BONDS (Cost $122,382,896)			125,335,374

Shares
	SHORT-TERM INVESTMENTS — 4.1%
	COLLATERAL FOR SECURITIES LOANED - 4.1%
17,146,885	State Street Institutional US Government Money, 3.87% (Cost $17,146,885)(d),(e)			17,146,885

	TOTAL INVESTMENTS - 102.9% (Cost $418,389,041)			$425,855,409
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.9)%			(11,905,029)
	NET ASSETS - 100.0%			$413,950,380

B.V.	- Besloten Vennootschap

DAC	- Designated Activity Company

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

L.P.	- Limited Partnership

Ltd.	- Limited Company

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

S.A.	- Société Anonyme

SPDR	- Standard & Poor’s Depositary Receipt

H15T1Y	- US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

SOFRRATE	- United States SOFR Secured Overnight Financing Rate

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of October 31, 2025 was $16,809,514.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2025 the total market value of 144A securities is 67,900,765 or 16.4% of net assets.

(c)	Variable rate security; the rate shown represents the rate on October 31, 2025.

(d)	Security was purchased with cash received as collateral for securities on loan at October 31, 2025. Total collateral had a value of $17,146,885 at October 31, 2025.

(e)	Rate disclosed is the seven day effective yield as of October 31, 2025.

See accompanying notes to financial statements.

TOEWS HEDGED OCEANA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2025

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 99.1%
	EQUITY - 99.1%
394,300	Vanguard FTSE Developed Markets ETF					$24,044,415
	TOTAL EXCHANGE-TRADED FUNDS (Cost$19,593,298)

Contracts(a)		Counterparty	Expiration Date	Exercise Price	Notional Value
	FUTURE OPTIONS PURCHASED - 0.2%
	PUT OPTIONS PURCHASED - 0.2%
73	CME E-Mini Standard & Poor’s 500 Index Future	EDF	12/19/2025	$5,700	$25,090,100	$41,975
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $74,856)

	TOTAL INVESTMENTS - 99.3% (Cost $19,668,154)					$24,086,390
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%					187,353
	NET ASSETS - 100.0%					$24,273,743

ETF	- Exchange-Traded Fund

EDF	- ED&F Man Capital Markets, Inc.

(a)	Each contract is equivalent to one futures contract.

See accompanying notes to financial statements.

TOEWS HEDGED U.S. FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 78.9%
	U.S. TREASURY BILLS — 78.9%
51,000,000	United States Treasury Bill(a)	3.9450	11/25/25	$50,879,593
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost$50,869,780)

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value
	FUTURE OPTIONS PURCHASED - 0.2%
	PUT OPTIONS PURCHASED - 0.2%
190	CME E-Mini Standard & Poor’s 500 Index Future	EDF	12/19/2025	$5,700	$65,303,000	$109,250
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $194,831)

	TOTAL INVESTMENTS - 79.1% (Cost $51,064,611)					$50,988,843
	OTHER ASSETS IN EXCESS OF LIABILITIES - 20.9%					13,466,372
	NET ASSETS - 100.0%					$64,455,215

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Counterparty	Expiration	Notional Amount(c)	Value and Unrealized Appreciation
37	CME E-Mini NASDAQ 100 Index Future	EDF	12/22/2025	$19,242,960	$1,075,622
131	CME E-Mini Standard & Poor’s 500 Index Future	EDF	12/22/2025	45,024,700	1,279,417
	TOTAL FUTURES CONTRACTS				$2,355,039

EDF - ED&F Man Capital Markets, Inc.

(a)	Zero coupon bond. Rate shown is discount rate at time of purchase.

(b)	Each contract is equivalent to one futures contract.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes to financial statements.

TOEWS HEDGED U.S. OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 81.8%
	U.S. TREASURY BILLS — 81.8%
24,000,000	United States Treasury Bill(a)	3.9450	11/25/25	$23,943,338
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost$23,938,720)

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value
	FUTURE OPTIONS PURCHASED - 0.2%
	PUT OPTIONS PURCHASED - 0.2%
245	CMC E-Mini Russell 2000 Index Future	EDF	12/19/2025	$2,000	$30,501,275	$58,800
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $91,263)

	TOTAL INVESTMENTS - 82.0% (Cost $24,029,983)					$24,002,138
	OTHER ASSETS IN EXCESS OF LIABILITIES - 18.0%					5,268,410
	NET ASSETS - 100.0%					$29,270,548

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Counterparty	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
118	CME E-Mini Russell 2000 Index Futures	EDF	12/22/2025	$14,690,410	$383,916
45	CME E-Mini Standard & Poor’s MidCap 400 Index	EDF	12/22/2025	14,659,650	(221,767)
	TOTAL FUTURES CONTRACTS				$162,149

EDF - ED&F Man Capital Markets, Inc.

(a)	Zero coupon bond. Rate shown is discount rate at time of purchase.

(b)	Each contract is equivalent to one futures contract.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes to financial statements.

TOEWS UNCONSTRAINED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.9%
	FIXED INCOME - 99.9%
45,000	iShares AAA CLO Active ETF	$2,336,625
58,100	iShares Core U.S. Aggregate Bond ETF	5,841,374
46,000	iShares Floating Rate Bond ETF	2,349,220
142,500	iShares iBoxx $ High Yield Corporate Bond ETF(a)	11,514,000
138,200	PGIM AAA CLO ETF	7,113,154
119,500	SPDR Bloomberg High Yield Bond ETF	11,638,105
79,200	Vanguard Total Bond Market ETF	5,906,736
	TOTAL EXCHANGE-TRADED FUNDS (Cost$45,985,090)	46,699,214

	SHORT-TERM INVESTMENTS — 16.0%
	COLLATERAL FOR SECURITIES LOANED - 16.0%
7,495,385	State Street Institutional US Government Money, 3.87% (Cost $7,495,385)(b),(c)	7,495,385

	TOTAL INVESTMENTS - 115.9% (Cost $53,480,475)	$54,194,599
	LIABILITIES IN EXCESS OF OTHER ASSETS - (15.9)%	(7,433,842)
	NET ASSETS - 100.0%	$46,760,757

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of October 31, 2025 was $7,344,720.

(b)	Security was purchased with cash received as collateral for securities on loan at October 31, 2025. Total collateral had a value of $7,495,385 at October 31, 2025.

(c)	Rate disclosed is the seven day effective yield as of October 31, 2025.

See accompanying notes to financial statements.

TOEWS TACTICAL DEFENSIVE ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 80.9%
	U.S. TREASURY BILLS — 80.9%
60,000,000	United States Treasury Bill(a)	3.9450	11/25/25	$59,858,344
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost$59,846,800)

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value
	FUTURE OPTIONS PURCHASED - 3.4%
	PUT OPTIONS PURCHASED - 3.4%
116	CME E-Mini Standard & Poor’s 500 Index Future	EDF	12/19/2025	$5,625	$39,869,200	$59,450
250	CME E-Mini Standard & Poor’s 500 Index Future	EDF	12/18/2026	5,850	88,637,500	2,475,000
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $4,459,839)					2,534,450

	TOTAL INVESTMENTS - 84.3% (Cost $64,306,639)					$62,392,794
	CALL OPTIONS WRITTEN - (0.3)% (Premiums received - $194,173)					(227,650)
	PUT OPTIONS WRITTEN - (0.6)% (Premiums received - $656,660)					(461,100)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 16.6%					12,250,488
	NET ASSETS - 100.0%					$73,954,532

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value
	WRITTEN FUTURE OPTIONS - (0.9)%
	CALL OPTIONS WRITTEN- (0.3)%
116	CME E-Mini Standard & Poor’s 500 Index Future	EDF	12/19/2025	$7,150	$39,869,200	$227,650
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $194,173)

	PUT OPTIONS WRITTEN - (0.6)%
116	CME E-Mini Standard & Poor’s 500 Index Future	EDF	12/19/2025	$6,625	$39,869,200	$461,100
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $656,660)
	TOTAL FUTURE OPTIONS WRITTEN (Premiums received - $850,833)					$688,750

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Counterparty	Expiration	Notional Amount(c)	Value and Unrealized Appreciation
213	CME E-Mini Standard & Poor’s 500 Index Future	EDF	12/22/2025	$73,208,100	$2,080,273
	TOTAL FUTURES CONTRACTS

EDF - ED&F Man Capital Markets, Inc.

(a)	Zero coupon bond. Rate Shown is discount rate at time of purchase.

(b)	Each contract is equivalent to one futures contract.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes to financial statements.

Toews Funds
Statements of Assets and Liabilities (Unaudited)
October 31, 2025

	Toews Tactical		Toews Hedged	Toews Hedged
	Income		Oceana	U.S.
	Fund		Fund	Fund
ASSETS:
Investments, at cost	$418,389,041		$19,668,154	$51,064,611
Investments, at fair value	$425,855,409	*	$24,086,390	$50,988,843
Cash and cash equivalents	2,331,577		238,760	7,724,331
Cash deposit with broker - futures margin balance	1,515,437		11,218	3,452,979
Unrealized appreciation from futures contracts	—		—	2,355,039
Dividends and interest receivable	2,094,189		662	25,495
Receivable for Fund shares sold	163,166		—	22,871
Prepaid expenses and other assets	28,564		1,741	9,869
Total Assets	431,988,342		24,338,771	64,579,427

LIABILITIES:
Collateral for securities loaned	17,146,885		—	—
Payable for Fund shares redeemed	376,094		35,793	66,194
Accrued advisory fees	352,509		9,737	43,604
Payable to related parties	91,251		1,583	2,671
Accrued expenses and other liabilities	71,223		17,915	11,743
Total Liabilities	18,037,962		65,028	124,212

Net Assets	$413,950,380		$24,273,743	$64,455,215

NET ASSETS CONSIST OF:
Paid in capital	$473,337,084		$23,863,921	$62,958,694
Accumulated earnings (losses)	(59,386,704)		409,822	1,496,521
Net Assets	$413,950,380		$24,273,743	$64,455,215
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	41,267,049		2,163,167	4,190,103
Net Asset Value (Net Assets / Shares Outstanding), offering price and redemption price per share	$10.03		$11.22	$15.38

*	Includes Securities Loaned $16,509,514.

See accompanying notes to financial statements.

Toews Funds
Statements of Assets and Liabilities (Unaudited) (Continued)
October 31, 2025

	Toews Hedged	Toews		Toews Tactical
	U.S. Opportunity	Unconstrained Income		Defensive Alpha
	Fund	Fund		Fund
ASSETS:
Investments, at cost	$24,029,983	$53,480,475		$64,306,639
Investments, at fair value	$24,002,138	$54,194,599	*	$62,392,794
Cash and cash equivalents	2,372,374	—		6,477,410
Cash deposit with broker - futures margin balance	2,805,247	—		3,756,314
Receivable for Fund shares sold	66	7,255		16,690
Dividends and interest receivable	8,364	2,410		22,921
Receivable for securities sold	—	283,098		—
Unrealized appreciation from futures contracts	162,149	—		2,080,273
Prepaid expenses and other assets	4,968	17,728		13,518
Total Assets	29,355,306	54,505,090		74,759,920

LIABILITIES:
Due to custodian	—	37,021		—
Options Contracts Written at Value (premiums received of $0, $0 and $850,833 respectively)	—	—		688,750
Collateral on securities loaned	—	7,495,385		—
Payable for Fund shares redeemed	48,332	150,37 6		40,643
Accrued advisory fees	14,483	30,292		55,193
Payable to related parties	4,245	16,346		5,963
Accrued expenses and other liabilities	17,698	14,913		14,839
Total Liabilities	84,758	7,744,333		805,388

Net Assets	$29,270,548	$46,760,757		$73,954,532

NET ASSETS CONSIST OF:
Paid in capital	$48,970,722	$54,340,837		$86,653,365
Accumulated losses	(19,700,174)	(7,580,080)		(12,698,833)
Net Assets	$29,270,548	$46,760,757		$73,954,532
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,815,595	5,038,439		6,796,126
Net Asset Value (Net Assets / Shares Outstanding), offering price and redemption price per share	$10.40	$9.28		$10.88

*	Includes Securities Loaned $7,344,720.

See accompanying notes to financial statements.

Toews Funds
Statements of Operations (Unaudited)
For the Six Months Ended October 31, 2025

	Toews Tactical	Toews Hedged	Toews Hedged
	Income	Oceana	U.S.
	Fund	Fund	Fund
Investment Income:
Interest income	$4,169,133	$3,503	$1,117,154
Dividend income	10,103,656	310,665	—
Securities lending income, net	33,580	—	—
Total Investment Income	14,306,369	314,168	1,117,154

Operating Expenses:
Investment advisory fees	2,145,963	125,452	308,555
Third party administrative servicing fees	214,596	12,545	30,856
Administration fees	158,798	20,129	31,116
Fund accounting fees	42,919	2,509	6,171
Transfer agent fees	26,489	3,840	5,511
Registration fees	20,165	21,173	19,156
Compliance officer fees	17,702	4,537	5,539
Printing expenses	15,123	5,042	12,602
Legal fees	12,507	5,042	5,042
Audit and tax fees	10,559	9,878	9,928
Trustees’ fees	8,802	8,802	8,802
Insurance expenses	3,605	1,519	1,771
Interest expenses	430	—	736
Miscellaneous expenses	2,521	2,521	2,521
Total Operating Expenses	2,680,179	222,989	448,306

Less: Expenses waived by Adviser	—	(66,200)	(61,620)
Net Operating Expenses	2,680,179	156,789	386,686

Net Investment Income	11,626,190	157,379	730,468

Realized and Unrealized Gain (Loss) on Investments, Options Purchased, and Futures Contracts
Net realized gain (loss) on:
Investments	1,510,166	471,390	(181)
Options Purchased	—	(362,329)	(807,816)
Futures contracts	(587,113)	—	9,544,663
Net change in unrealized appreciation (depreciation) on:
Investments	8,750,859	3,025,401	11,481
Options Purchased	—	24,389	(85,581)
Futures contracts	—	—	2,355,039
Net Realized and Unrealized Gain on Investments Options Purchased, and Futures Contracts	9,673,912	3,158,851	11,017,605

Net Increase in Net Assets Resulting From Operations	$21,300,102	$3,316,230	$11,748,073

See accompanying notes to financial statements.

Toews Funds
Statements of Operations (Unaudited) (Continued)
For the Six Months Ended October 31, 2025

	Toews Hedged	Toews	Toews Tactical
	U.S. Opportunity	Unconstrained Income	Defensive Alpha
	Fund	Fund	Fund
Investment Income:
Interest income	$543,359	$89,607	$1,220,793
Dividend income	—	1,163,076	14,395
Securities lending income, net	—	10,393	—
Total Investment Income	543,359	1,263,076	1,235,188

Operating Expenses:
Investment advisory fees	150,618	247,140	339,449
Administration fees	21,639	27,430	32,901
Registration fees	20,165	14,115	14,115
Third party administrative servicing fees	15,062	24,714	33,945
Audit and tax fees	9,928	10,509	9,726
Trustees’ fees	8,802	8,802	8,789
Legal fees	5,042	5,042	5,041
Printing expenses	5,041	10,081	2,521
Compliance officer fees	5,041	4,790	5,066
Transfer agent fees	4,119	5,220	5,274
Fund accounting fees	3,012	4,943	6,789
Insurance expenses	1,618	1,519	1,667
Interest expenses	309	—	2,205
Miscellaneous expenses	2,521	2,521	2,521
Total Operating Expenses	252,917	366,826	470,009

Less: Expenses waived by Adviser	(64,344)	(58,077)	(42,757)
Net Operating Expenses	188,573	308,749	427,252

Net Investment Income	354,786	954,327	807,936

Realized and Unrealized Gain (Loss) on Investments Options Purchased, and Futures Contracts:
Net realized gain (loss) on:
Investments	(181)	76,734	1
Options Purchased	(440,608)	—	(447,500)
Options Written	—	—	(551,209)
Futures contracts	4,272,381	—	9,202,417
Net change in unrealized appreciation (depreciation) on:
Investments	5,452	719,631	12,715
Options Purchased	(32,463)	—	(3,691,155)
Options Written	—	—	123,569
Futures contracts	162,149	—	3,022,245
Net Realized and Unrealized Gain on Investments Options Purchased, and Futures Contracts	3,966,730	796,365	7,671,083

Net Increase in Net Assets Resulting From Operations	$4,321,516	$1,750,692	$8,479,019

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets

	Toews Tactical Income		Toews Hedged Oceana
	Fund		Fund
	Six Months Ended		Six Months Ended
	October 31, 2025	Year Ended	October 31, 2025	Year Ended
	(Unaudited)	April 30, 2025	(Unaudited)	April 30, 2025
Operations:
Net investment income	$11,626,190	$24,365,974	$157,379	$496,871
Net realized gain (loss) on investments, options purchased, options written and futures contracts	923,053	(3,694,978)	109,061	2,862,822
Net change in unrealized appreciation (depreciation) on investments, options purchased and futures contracts	8,750,859	(323,969)	3,049,790	(734,838)
Net increase in net assets resulting from operations	21,300,102	20,347,027	3,316,230	2,624,855

Dividends and Distributions to Shareholders:
Distributions paid	(11,610,859)	(24,423,238)	—	(999,313)
Total Dividends and Distributions to Shareholders	(11,610,859)	(24,423,238)	—	(999,313)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	37,354,757	113,985,327	833,049	2,902,528
Reinvestment of dividends and distributions	10,935,200	23,073,244	—	988,354
Cost of shares redeemed	(83,151,691)	(177,438,812)	(4,936,809)	(19,289,482)
Net decrease in net assets from share transactions of beneficial interest	(34,861,734)	(40,380,241)	(4,103,760)	(15,398,600)

Total Decrease in Net Assets	(25,172,491)	(44,456,452)	(787,530)	(13,773,058)

Net Assets:
Beginning of year/period	439,122,871	483,579,323	25,061,273	38,834,331
End of year/period	$413,950,380	$439,122,871	$24,273,743	$25,061,273

Share Activity:
Shares Sold	3,728,776	11,262,375	78,536	303,201
Shares Reinvested	1,091,919	2,285,382	—	108,016
Shares Redeemed	(8,309,085)	(17,580,954)	(466,850)	(2,028,927)
Net decrease in shares of beneficial interest outstanding	(3,488,390)	(4,033,197)	(388,314)	(1,617,710)

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets (Continued)

	Toews Hedged U.S.		Toews Hedged U.S. Opportunity
	Fund		Fund
	Six Months Ended		Six Months Ended
	October 31, 2025	Year Ended	October 31, 2025	Year Ended
	(Unaudited)	April 30, 2025	(Unaudited)	April 30, 2025
Operations:
Net investment income	$730,468	$1,959,803	$354,786	$1,362,082
Net realized gain (loss) on investments, options purchased, options written and futures contracts	8,736,666	(3,391,652)	3,831,592	(4,574,262)
Net change in unrealized appreciation (depreciation) on investments, options purchased and futures contracts	2,280,939	(1,473)	135,138	(679)
Net increase (decrease) in net assets resulting from operations	11,748,073	(1,433,322)	4,321,516	(3,212,859)

Distributions to Shareholders:
Distributions paid	—	(2,279,911)	—	(2,041,154)
Total Dividends and Distributions to Shareholders	—	(2,279,911)	—	(2,041,154)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	7,733,519	14,939,379	1,392,619	7,803,042
Reinvestment of dividends and distributions	—	2,229,061	—	2,024,568
Cost of shares redeemed	(11,451,800)	(29,580,161)	(5,803,993)	(32,735,869)
Net decrease in net assets from share transactions of beneficial interest	(3,718,281)	(12,411,721)	(4,411,374)	(22,908,259)

Total Increase (Decrease) in Net Assets	8,029,792	(16,124,954)	(89,858)	(28,162,272)

Net Assets:
Beginning of year/period	56,425,423	72,550,377	29,360,406	57,522,678
End of year/period	$64,455,215	$56,425,423	$29,270,548	$29,360,406

Share Activity:
Shares Sold	550,714	1,100,195	142,064	772,722
Shares Reinvested	—	166,846	—	210,673
Shares Redeemed	(811,541)	(2,175,391)	(592,320)	(3,293,849)
Net decrease in shares of beneficial interest outstanding	(260,827)	(908,350)	(450,256)	(2,310,454)

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets (Continued)

	Toews Unconstrained		Toews Tactical Defensive
	Income Fund		Alpha Fund
	Six Months Ended		Six Months Ended
	October 31, 2025	Year Ended	October 31, 2025	Year Ended
	(Unaudited)	April 30, 2025	(Unaudited)	April 30, 2025
Operations:
Net investment income	$954,327	$1,709,894	$807,936	$1,476,023
Net realized gain (loss) on investments, options purchased, options written and futures contracts	76,734	(205,486)	8,203,709	(979,878)
Distributions of capital gains from underlying investment companies	—	1,034	—	—
Net change in unrealized appreciation (depreciation) on investments, options purchased and futures contracts	719,631	11,563	(532,626)	(30,271)
Net increase in net assets resulting from operations	1,750,692	1,517,005	8,479,019	465,874

Dividends and Distributions to Shareholders:
Distributions paid	(957,685)	(1,709,537)	—	(1,609,123)
Total Dividends and Distributions to Shareholders	(957,685)	(1,709,537)	—	(1,609,123)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	5,091,035	24,362,049	24,475,392	13,858,660
Reinvestment of dividends and distributions	946,285	1,687,978	—	1,598,774
Cost of shares redeemed	(12,087,525)	(15,635,884)	(11,278,374)	(25,224,713)
Net increase (decrease) in net assets from share transactions of beneficial interest	(6,050,205)	10,414,143	13,197,018	(9,767,279)

Total Increase (Decrease) in Net Assets	(5,257,198)	10,221,611	21,676,037	(10,910,528)

Net Assets:
Beginning of year/period	52,017,955	41,796,344	52,278,495	63,189,023
End of year/period	$46,760,757	$52,017,955	$73,954,532	$52,278,495

Share Activity:
Shares Sold	550,725	2,627,349	2,450,829	1,373,145
Shares Reinvested	102,330	181,837	—	159,082
Shares Redeemed	(1,309,554)	(1,685,284)	(1,099,942)	(2,471,651)
Net increase (decrease) in shares of beneficial interest outstanding	(656,499)	1,123,902	1,350,887	(939,424)

See accompanying notes to financial statements.

Toews Tactical Income Fund
Financial Highlights
Selected data based on a share outstanding throughout each year/period.

	For the Six Months
	Ended		For the Year		For the Year		For the Year		For the Year	For the Year
	October 31, 2025		Ended		Ended		Ended		Ended	Ended
	(Unaudited)		April 30, 2025		April 30, 2024		April 30, 2023		April 30, 2022	April 30, 2021
Net asset value, beginning of year/period	$9.81		$9.91		$10.03		$10.61		$11.10	$10.47
ACTIVITY FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.27		0.52		0.49		0.31		0.19	0.29
Net realized and unrealized gain (loss) on investments	0.23		(0.09)		(0.11)		(0.58)		(0.45)	0.63
Total from investment operations	0.50		0.43		0.38		(0.27)		(0.26)	0.92
LESS DISTRIBUTIONS:
From net investment income	(0.28)		(0.53)		(0.50)		(0.31)		(0.23)	(0.29)
Total distributions	(0.28)		(0.53)		(0.50)		(0.31)		(0.23)	(0.29)
Net asset value, end of year/period	$10.03		$9.81		$9.91		$10.03		$10.61	$11.10
Total return (b)	5.09	% (h)	4.29%		3.85%		(2.51	)% (c)	(2.41)%	8.90%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$413,950		$439,123		$483,579		$589,962		$661,269	$686,463
Ratios to average net assets
Expenses, net of reimbursement (d)	1.25	% (f,g)	1.25	% (f)	1.23	% (f)	1.21	% (f)	1.21%	1.18%
Expenses, before reimbursement (d)	1.25	% (f,g)	1.25	% (f)	1.23	% (f)	1.21	% (f)	1.21%	1.18%
Net investment income, net of reimbursement (d,e)	5.42	% (g)	5.18%		4.96%		3.06%		1.74%	2.65%
Portfolio turnover rate	28	% (h)	380%		465%		1026%		790%	797%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed or recaptured a portion of the expenses, total returns would have been lower or higher, respectively.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.

(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(f)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Expenses, net of reimbursement (d)	1.25	% (g)	1.25%	1.23%	1.21%	N/A	N/A
Expenses, before reimbursement (d)	1.25	% (g)	1.25%	1.23%	1.21%	N/A	N/A

(g)	Annualized for periods of less than one year.

(h)	Not annualized.

See accompanying notes to financial statements.

Toews Hedged Oceana Fund
Financial Highlights
Selected data based on a share outstanding throughout each year/period.

	For the Six Months
	Ended		For the Year		For the Year		For the Year		For the Year		For the Year
	October 31, 2025		Ended		Ended		Ended		Ended		Ended
	(Unaudited)		April 30, 2025		April 30, 2024		April 30, 2023		April 30, 2022		April 30, 2021
Net asset value, beginning of year/period	$9.82		$9.31		$9.18		$8.94		$10.26		$8.67
ACTIVITY FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.07		0.15		0.26		0.08		(0.04)		0.01
Net realized and unrealized gain (loss) on investments	1.33		0.68		0.03	(f)	0.16		(1.02)		1.61
Total from investment operations	1.40		0.83		0.29		0.24		(1.06)		1.62
LESS DISTRIBUTIONS:
From net investment income	—		(0.32)		(0.16)		—		—		(0.03)
From net realized gains on investments	—		—		—		—		(0.26)		—
Total distributions	—		(0.32)		(0.16)		—		(0.26)		(0.03)
Net asset value, end of year/period	$11.22		$9.82		$9.31		$9.18		$8.94		$10.26
Total return (b)	14.26	% (h)	9.18%		3.27%		2.68%		(10.43)%		18.66%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$24,274		$25,061		$38,834		$48,556		$65,239		$56,889
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25	% (f,g)	1.26	% (e)	1.25	% (e)	1.25	% (e)	1.26	% (e)	1.26	% (e)
Expenses, before reimbursement (c)	1.78	% (f,g)	1.66	% (e)	1.49	% (e)	1.40	% (e)	1.36	% (e)	1.36	% (e)
Net investment Income (loss), net of reimbursement (c,d)	1.25	% (g)	1.55%		2.80%		0.88%		(0.40)%		0.06%
Portfolio turnover rate	0	% (h)	150%		138%		259%		433%		421%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Expenses, net of reimbursement (c)	N/A	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, before reimbursement (c)	N/A	1.65%	1.49%	1.40%	1.35%	1.35%

(f)	Net realized and unrealized gain/(loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains/(losses) in the Statements of Operations due to the share transactions for the period.

(g)	Annualized for periods of less than one year.

(h)	Not annualized.

See accompanying notes to financial statements.

Toews Hedged U.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout each year/period.

	For the Six Months
	Ended		For the Year		For the Year		For the Year		For the Year	For the Year
	October 31, 2025		Ended		Ended		Ended		Ended	Ended
	(Unaudited)		April 30, 2025		April 30, 2024		April 30, 2023		April 30, 2022	April 30, 2021
Net asset value, beginning of year/period	$12.68		$13.54		$12.54		$12.56		$15.00	$12.87
ACTIVITY FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.17		0.40		0.44		0.12		(0.05)	0.02
Net realized and unrealized gain (loss) on investments	2.53		(0.77)		1.04		(0.14)		(0.59)	3.41
Total from investment operations	2.70		(0.37)		1.48		(0.02)		(0.64)	3.43
LESS DISTRIBUTIONS:
From net investment income	—		(0.49)		(0.48)		—		—	(0.13)
From net realized gains on investments	—		—		—		—		(1.75)	(1.17)
From return of capital	—		—		—		—		(0.05)	—
Total distributions	—		(0.49)		(0.48)		—		(1.80)	(1.30)
Net asset value, end of year/period	$15.38		$12.68		$13.54		$12.54		$12.56	$15.00
Total return (b)	21.29	% (g)	(2.94)%		11.93%		(0.16)%		(5.10)%	26.96%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$64,455		$56,425		$72,550		$83,361		$124,788	$149,040
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25	% (e,f)	1.25	% (e)	1.25	% (e)	1.25	% (e)	1.25%	1.25%
Expenses, before reimbursement (c)	1.45	% (e,f)	1.43	% (e)	1.37	% (e)	1.33	% (e)	1.26%	1.32%
Net investment income (loss), net of reimbursement (c,d)	2.37	% (f)	2.93%		3.31%		1.02%		(0.35)%	0.12%
Portfolio turnover rate	0	% (g)	427%		3133%		0%		443%	438%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Expenses, net of reimbursement (c)	1.25	% (f)	1.25%	1.25%	1.25%	N/A	N/A
Expenses, before reimbursement (c)	1.45	% (f)	1.43%	1.37%	1.33%	N/A	N/A

(f)	Annualized for periods of less than one year.

(g)	Not annualized.

See accompanying notes to financial statements.

Toews Hedged U.S. Opportunity Fund
Financial Highlights
Selected data based on a share outstanding throughout each year/period.

	For the Six Months
	Ended		For the Year		For the Year		For the Year		For the Year		For the Year
	October 31, 2025		Ended		Ended		Ended		Ended		Ended
	(Unaudited)		April 30, 2025		April 30, 2024		April 30, 2023		April 30, 2022		April 30, 2021
Net asset value, beginning of year/period	$8.99		$10.32		$9.37		$10.39		$14.56		$10.18
ACTIVITY FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.12		0.29		0.32		0.10		(0.05)		0.01
Net realized and unrealized gain (loss) on investments	1.29		(1.17)		0.70		(1.12)		(2.17)		4.44
Total from investment operations	1.41		(0.88)		1.02		(1.02)		(2.22)		4.45
LESS DISTRIBUTIONS:
From net investment income	—		(0.45)		(0.07)		(0.00	) (b)	(0.00	) (b)	(0.07)
From net realized gains on investments	—		—		—		—		(1.95)		—
Total distributions	—		(0.45)		(0.07)		(0.00)		(1.95)		(0.07)
Net asset value, end of year/period	$10.40		$8.99		$10.32		$9.37		$10.39		$14.56
Total return (c)	15.68	% (h)	(8.84)%		10.90%		(9.80)%		(16.08)%		43.82%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$29,271		$29,360		$57,523		$62,491		$97,855		$97,972
Ratios to average net assets
Expenses, net of reimbursement (d)	1.25	% (f,g)	1.26	% (f)	1.25	% (f)	1.25	% (f)	1.26	% (f)	1.25%
Expenses, before reimbursement (d)	1.68	% (f,g)	1.51	% (f)	1.41	% (f)	1.34	% (f)	1.31	% (f)	1.28%
Net investment income (loss), net of reimbursement (d,e)	2.36	% (g)	2.90%		3.25%		0.98%		(0.39)%		0.05%
Portfolio turnover rate	0	% (h)	422%		3059%		0%		433%		429%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Represents less than $0.01 per share.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed or recaptured a portion of the expenses, total returns would have been lower or higher, respectively.

(d)	Does not include expenses of the investment companies in which the Fund invests.

(e)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(f)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Expenses, net of reimbursement (d)	1.25	% (g)	1.25%	1.25%	1.25%	1.25%	N/A
Expenses, before reimbursement (d)	1.68	% (g)	1.50%	1.41%	1.34%	1.30%	N/A

(g)	Annualized for periods of less than one year.

(h)	Not annualized.

See accompanying notes to financial statements.

Toews Unconstrained Income Fund
Financial Highlights
Selected data based on a share outstanding throughout each year/period.

	For the Six Months
	Ended		For the Year	For the Year	For the Year	For the Year	For the Year
	October 31, 2025		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		April 30, 2025	April 30, 2024	April 30, 2023	April 30, 2022	April 30, 2021
Net asset value, beginning of year/period	$9.13		$9.14	$9.32	$9.60	$10.04	$9.69
ACTIVITY FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.18		0.39	0.39	0.21	0.15	0.16
Net realized and unrealized gain (loss) on investments	0.15		(0.01)	(0.18)	(0.28)	(0.42)	0.35
Total from investment operations	0.33		0.38	0.21	(0.07)	(0.27)	0.51
LESS DISTRIBUTIONS:
From net investment income	(0.18)		(0.39)	(0.39)	(0.19)	(0.17)	(0.16)
From net realized gains on investments	—		—	—	—	—	(0.00	) (e)
From return of capital	—		—	—	(0.02)	—	—
Total distributions	(0.18)		(0.39)	(0.39)	(0.21)	(0.17)	(0.16)
Net asset value, end of year/period	$9.28		$9.13	$9.14	$9.32	$9.60	$10.04
Total return (b)	3.66	% (g)	4.16%	2.32%	(0.68)%	(2.73)%	5.27%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$46,761		$52,018	$41,796	$54,444	$64,595	$65,700
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25	% (f)	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, before reimbursement (c)	1.49	% (f)	1.51%	1.44%	1.38%	1.33%	1.33%
Net investment income, net of reimbursement (c,d)	3.86	% (f)	4.17%	4.21%	2.21%	1.51%	1.56%
Portfolio turnover rate	67	% (g)	380%	722%	691%	651%	566%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Per share amount represents less than $0.01 per share.

(f)	Annualized for periods of less than one year.

(g)	Not annualized.

See accompanying notes to financial statements.

Toews Tactical Defensive Alpha Fund
Financial Highlights
Selected data based on a share outstanding throughout each year/period.

	For the Six Months
	Ended		For the Year		For the Year		For the Year		For the Year	For the Year
	October 31, 2025		Ended		Ended		Ended		Ended	Ended
	(Unaudited)		April 30, 2025		April 30, 2024		April 30, 2023		April 30, 2022	April 30, 2021
Net asset value, beginning of year/period	$9.60		$9.90		$9.51		$10.70		$14.39	$10.44
ACTIVITY FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.12		0.27		0.23		0.13		0.02	0.03
Net realized and unrealized gain (loss) on investments	1.16		(0.24)		0.41		(1.22)		(0.65)	4.45
Total from investment operations	1.28		0.03		0.64		(1.09)		(0.63)	4.48
LESS DISTRIBUTIONS:
From net investment income	—		(0.33)		(0.25)		(0.10)		—	(0.07)
From net realized gains on investments	—		—		—		—		(3.06)	(0.46)
Total distributions	—		(0.33)		(0.25)		(0.10)		(3.06)	(0.53)
Net asset value, end of year/period	$10.88		$9.60		$9.90		$9.51		$10.70	$14.39
Total return (b)	13.33	% (g)	0.13%		6.81%		(10.21)%		(5.46)%	43.48%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$73,955		$52,278		$63,189		$108,318		$125,951	$137,789
Ratios to average net assets
Expenses, net of reimbursement (c)	1.26	% (e,f)	1.25	% (e)	1.25	% (e)	1.26	% (e)	1.25%	1.25%
Expenses, before reimbursement (c)	1.39	% (e,f)	1.41	% (e)	1.34	% (e)	1.29	% (e)	1.24%	1.23%
Net investment Income, net of reimbursement (c,d)	2.38	% (f)	2.62%		2.40%		1.27%		0.16%	0.15%
Portfolio turnover rate	0	% (g)	764%		669%		610%		1003%	943%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Expenses, net of reimbursement (c)	1.25	% (f)	1.25%	1.25%	1.25%	N/A	N/A
Expenses, before reimbursement (c)	1.38	% (f)	1.41%	1.34%	1.28%	N/A	N/A

(f)	Annualized for periods of less than one year.

(g)	Not annualized.

See accompanying notes to financial statements.

Toews Funds
Notes to Financial Statements (Unaudited)
October 31, 2025

NOTE 1. ORGANIZATION

The Toews Tactical Income Fund (the “Tactical Income Fund”), Toews Hedged Oceana Fund (the “Oceana Fund”), Toews Hedged U.S. Fund (the “U.S. Fund”), Toews Hedged U.S. Opportunity Fund (the “Opportunity Fund”), Toews Unconstrained Income Fund (the “Unconstrained Income Fund”) and Toews Tactical Defensive Alpha Fund (the “Defensive Alpha Fund”) (each a “Fund,” collectively the “Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Oceana Fund, U.S. Opportunity Fund and the Unconstrained Income Fund are “fund of funds” in that each Fund will generally invest in other investment companies.

The primary investment objective of each Fund is as follows:

Fund	Primary Objective
Tactical Income Fund	High Level of Current Income
Oceana Fund	Long Term Growth of Capital
U.S. Fund	Long Term Growth of Capital
Opportunity Fund	Long Term Growth of Capital
Unconstrained Income Fund	Income and Long-Term Growth of Capital
Defensive Alpha Fund	Long Term Growth of Capital

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Operating Segments – The Funds have adopted FASB ASU 2023 -07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Exchange traded options, futures and options on futures are valued at the final settle price or, in the absence of a sale price, at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2025

sized bond positions known as “round lots”. The Funds may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Short-term debt obligations that mature in 60 days or less, at the time of purchase, may be valued at amortized cost.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end investment companies.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that Funds have the ability to access.

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2025

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Funds’ prospectuses for a full listing of risks associated with these investments. The following tables summarize the inputs used as of October 31, 2025 for the Funds’ assets and liabilities measured at fair value:

Tactical Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$283,373,150	$—	$—	$283,373,150
Corporate Bonds	—	125,335,374	—	125,335,374
Collateral For Securities Loaned	17,146,885	—	—	17,146,885
Total	$300,520,035	$125,335,374	$—	$425,855,409

Oceana Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$24,044,415	$—	$—	$24,044,415
Future Options Purchased	41,975	—	—	41,975
Total	$24,086,390	$—	$—	$24,086,390

U.S. Fund

Assets*	Level 1	Level 2	Level 3	Total
US Government & Agencies	$—	$50,879,593	$—	$50,879,593
Future Options Purchased	109,250	—	—	109,250
Long Future Contracts	2,355,039	—	—	2,355,039
Total	$2,464,289	$50,879,593	$—	$53,343,882

Opportunity Fund

Assets*	Level 1	Level 2	Level 3	Total
US Government & Agencies	$—	$23,943,338	$—	$23,943,338
Future Options Purchased	58,800	—	—	58,800
Long Future Contracts	162,149	—	—	162,149
Total	$220,949	$23,943,338	$—	$24,164,287

Unconstrained Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$46,699,214	$—	$—	$46,699,214
Collateral For Securities Loaned	7,495,385	—	—	7,495,385
Total	$54,194,599	$—	$—	$54,194,599

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2025

Defensive Alpha Fund

Assets*	Level 1	Level 2	Level 3	Total
US Government & Agencies	$—	$59,858,344	$—	$59,858,344
Future Options Purchased	2,534,450	—	—	2,534,450
Long Futures Contracts	2,080,273	—	—	2,080,273
Total	$4,614,723	$59,858,344	$—	$64,473,067
Liabilities*	Level 1	Level 2	Level 3	Total
Future Optiones Written	$688,750	$—	$—	$688,750
Total	$688,750	$—	$—	$688,750

*	Refer to the Schedule of Investments for industry classification.

The Funds did not hold any Level 3 securities during the period.

Exchange Traded Funds (“ETFs”) – The Funds may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

ETF, Mutual Fund and Exchange Traded Note (“ETN”) Risk – ETFs, mutual funds and ETNs are subject to investment advisory fees or management fees and other expenses, which are indirectly paid by each Fund. Each are subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which may magnify losses. ETNs are also subject to default risks.

Securities Lending Risk – The Funds may lend portfolio securities to institutions, such as banks and certain broker-dealers. A Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund (see additional information at Note 7).

Market Risk – Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and its investments and could result in increased premiums or discounts to the Funds net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions, you could lose your entire investment.

Futures – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. To manage equity price risk, the Funds may enter into futures contracts. Upon entering into a futures contract with a broker, the Funds are required to deposit, in a segregated account, a specified amount of cash or U.S. government securities which are classified as “cash deposit” with broker in the accompanying Statements of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in the “net unrealized appreciation from future contracts” account. Periodically, the Funds receive from, or pay to the brokers, a specified amount of cash based upon changes in the “net unrealized appreciation from open future contracts” account. When a contract is closed, the Funds recognize a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at period end are listed after the Funds’ Schedule of Investments.

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2025

The notional value represents amounts related to each Fund’s futures contracts upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of the Funds’ futures contracts. Further, the underlying price changes in relation to variables specified by the notional values, affects the fair value of these derivative financial instruments. Theoretically, each Fund’s exposure is equal to the notional value of contracts held. Each Fund’s obligations will generally equal only the amount to be paid or received through a futures contract.

Options Transactions – The Funds are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, a put option will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security or index rises or declines sufficiently, the option may expire worthless to a Fund. In addition, in the event that the price of the security or index in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by a Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to a Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The notional value of the derivative instruments outstanding as of October 31, 2025, as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed below and within the Statements of Operations serve as indicators of the volume of derivative activity.

For the six months ended October 31, 2025, the amount of unrealized appreciation (depreciation) and realized gain (loss) on futures, options purchased, and options written subject to equity price risk (interest rate risk for Tactical Income Fund) amounted to the following:

Futures

Fund	Risk Type	Statements of Assets and Liabilities Unrealized Appreciation from Futures Contracts	Statements of Operations Change in Unrealized Appreciation on Futures Contracts	Statements of Operations Realized Gain (Loss) on Futures Contracts
Tactical Income Fund	Interest Rate Risk	$ —	$ —	$ (587,113)
U.S. Fund	Equity Price Risk	2,355,039	2,355,039	9,544,663
Opportunity Fund	Equity Price Risk	162,149	162,149	4,272,381
Defensive Alpha Fund	Equity Price Risk	2,080,273	3,022,245	9,202,417

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2025

Options Purchased

Fund	Risk Type	Statements of Assets and Liabilities Investments, at Fair Value	Statements of Operations Change in Unrealized Appreciation (Depreciation) on Options Purchased	Statements of Operations Realized Loss on Options Purchased
Oceana Fund	Equity Price Risk	$ 41,975	$ 24,389	$ (362,329)
U.S. Fund	Equity Price Risk	109,250	(85,581)	(807,816)
Opportunity Fund	Equity Price Risk	58,800	(32,463)	(440,608)
Defensive Alpha Fund	Equity Price Risk	2,534,450	(3,691,155)	(447,500)

Options Written

Fund	Risk Type	Statements of Assets and Liabilities Options Written, at Fair Value	Statements of Operations Change in Unrealized Appreciation on Options Written	Statements of Operations Realized Gain (Loss) on Options Written
Defensive Alpha Fund	Equity Price Risk	$ (688,750)	$ 123,569	$ (551,209)

Offsetting of Financial Assets and Derivative Assets and Liabilities – The Funds’ policy is to recognize a net asset or liability equal to the net appreciation (depreciation) of the derivative. The following tables show additional information regarding derivatives and the offsetting of assets and liabilities at October 31, 2025.

Oceana Fund

					Net Amounts	Financial	Cash	Net
		Gross Amounts of		Gross Amounts of	Presented in the	Instruments	Collateral	Amount
Description	Counterparty	Recognized Assets		Recognized Liabilities	Statements of Assets & Liabilities	Pledged	Pledged	of Assets & Liabilities
Option Purchased at Fair Value	EDF & MAN Capital Markets	$41,975	(1)	$—	$41,975	$—	$—	$41,975
		$41,975		$—	$41,975	$—	$—	$41,975

US Fund

					Net Amounts	Financial	Cash	Net
		Gross Amounts of		Gross Amounts of	Presented in the	Instruments	Collateral	Amount
Description	Counterparty	Recognized Assets		Recognized Liabilities	Statements of Assets & Liabilities	Pledged	Pledged	of Assets & Liabilities
Option Purchased at Fair Value	EDF & MAN Capital Markets	$109,250	(1)	$—	$109,250	$—	$—	$109,250
Future Contracts	EDF & MAN Capital Markets	2,355,039	(1)	—	2,355,039	—	—	2,355,039
		$2,464,289		$—	$2,464,289	$—	$—	$2,464,289

US Opportunity Fund

						Net Amounts	Financial	Cash	Net
		Gross Amounts of		Gross Amounts of		Presented in the	Instruments	Collateral	Amount
Description	Counterparty	Recognized Assets		Recognized Liabilities		Statements of Assets & Liabilities	Pledged	Pledged	of Assets & Liabilities
Option Purchased at Fair Value	EDF & MAN Capital Markets	$58,800	(1)	$—		$58,800	$—	$—	$58,800
Future Contracts	EDF & MAN Capital Markets	383,916	(1)	(221,767	) (1)	162,149	—	—	162,149
		$442,716		$(221,767)		$220,949	$—	$—	$220,949

Defensive Alpha Fund

						Net Amounts	Financial	Cash		Net
		Gross Amounts of		Gross Amounts of		Presented in the	Instruments	Collateral		Amount
Description	Counterparty	Recognized Assets		Recognized Liabilities		Statements of Assets & Liabilities	Pledged	Pledged		of Assets & Liabilities
Option Purchased at Fair Value	EDF & MAN Capital Markets	$2,534,450	(1)	$—		$2,534,450	$—	$—		$2,534,450
Options Written at Fair Value	EDF & MAN Capital Markets	—		(688,750	) (1)	(688,750)	—	688,750	(2)	—
Future Contracts	EDF & MAN Capital Markets	2,080,273	(1)	—		2,080,273	—	—		2,080,273
		$4,614,723		$(688,750)		$3,925,973	$—	$688,750		$4,614,723

(1)	Value as presented in the Schedule of Investments.

(2)	The amount is limited to the derivative liability balance and does not include excess collateral pledged to the counterparty.

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2025

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The assets of each Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank or other financial institution, rather than a group of financial institutions; thus, there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy.

Security Transactions and Investment Income – Investment security transactions are accounted for no later than the first business day after the trade date, except for reporting purposes when transactions are recorded on the trade date. Cost is determined and gains and losses are calculated based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of their taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended April 30, 2023, to April 30, 2025, or expected to be taken in the Funds’ April 30, 2026, year-end tax returns. The Funds identify their major tax jurisdictions as United States Federal and Ohio. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Dividends and Distributions – Each of the Funds, except the Tactical Income Fund, will pay dividends from net investment income, if any, at least annually and will declare and pay distributions from net realized capital gains, if any, annually. The Tactical Income Fund pays dividends from net investment income, if any, monthly, and pays distributions from net realized capital gains, if any, annually. The amounts of distributions from net investment income and capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under GAAP. To the extent these book/tax differences are permanent, they are charged or credited to paid-in-capital in the period that the differences arises. All short-term capital gains are included in ordinary income for tax purposes.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

NOTE 3. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Trust has entered into an investment advisory agreement with Toews Corporation (the “Adviser”) with respect to the Funds. The Adviser has overall supervisory responsibility for the general management and investment of the Funds and their securities portfolios. The Adviser receives a monthly fee payable by the Funds calculated at an annual rate of 1.00% of the average daily net assets of each Fund.

The Adviser has contractually agreed to waive its management fees and/or make payments to limit each Fund’s expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2025

such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) at least until August 31, 2026, so that the total annual operating expenses of the Funds do not exceed 1.25% of the Funds’ average net assets. For the six months ended October 31, 2025 the Adviser earned and waived and/or reimbursed the following fees pursuant to its contractual agreement:

Fund	Fees Earned	Fees (Waived)
Tactical Income Fund	$2,145,963	$—
Oceana Fund	125,452	(66,200)
U.S. Fund	308,555	(61,620)
Opportunity Fund	150,618	(64,344)
Unconstrained Income Fund	247,140	(58,077)
Defensive Alpha Fund	339,449	(42,757)

Fees waived or expenses reimbursed may be recouped by the Adviser from the Funds for a period up to three years from the date the fee or expense was waived or reimbursed. However, no recoupment payment will be made if it would result in the Funds exceeding the contractual expense limitation described above. The following table shows the remaining waived expenses subject to potential recovery which expire in:

Fund	April 30, 2026	April 30, 2027	April 30, 2028	Total
Oceana Fund	$86,133	$105,734	$126,620	$318,487
U.S. Fund	80,122	100,892	122,569	303,583
Opportunity Fund	79,131	97,449	117,852	294,432
Unconstrained Income Fund	77,308	93,180	106,533	277,021
Defensive Alpha Fund	30,942	71,059	89,898	191,899

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). For the six months ended October 31, 2025, the Funds did not pay distribution-related charges to the Distributor.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2025

NOTE 4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sales of securities, other than short-term securities, for the six months ended October 31, 2025 amounted to the following:

Fund	Purchases	Sales
Tactical Income Fund	$115,904,466	$150,053,345
Oceana Fund	—	4,026,352
U.S. Fund	—	—
Opportunity Fund	—	—
Unconstrained Income Fund	39,921,572	28,692,935
Defensive Alpha Fund	—	—

NOTE 5. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at October 31, 2025, were as follows:

		Gross Unrealized	Gross Unrealized	Net Unrealized
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Tactical Income Fund	$423,765,461	$8,538,824	$(6,448,876)	$2,089,948
Oceana Fund	19,610,884	4,508,387	(32,881)	4,475,506
U.S. Fund	51,064,611	2,364,852	(85,581)	2,279,271
Opportunity Fund	24,029,983	388,533	(254,229)	134,304
Unconstrained Income Fund	54,007,427	714,124	(526,952)	187,172
Defensive Alpha Fund	64,318,114	2,287,377	(2,821,174)	(533,797)

NOTE 6. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Funds’ distributions for the periods ended April 30, 2025, and April 30, 2024, was as follows:

	For the period ended April 30, 2025:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Tactical Income Fund	$24,423,238	$—	$—	$—	$24,423,238
Oceana Fund	999,313	—	—	—	999,313
U.S. Fund	2,279,911	—	—	—	2,279,911
Opportunity Fund	2,041,154	—	—	—	2,041,154
Unconstrained Income Fund	1,709,537	—	—	—	1,709,537
Defensive Alpha Fund	1,609,123	—	—	—	1,609,123

	For the period ended April 30, 2024:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Tactical Income Fund	$26,124,808	$—	$—	$—	$26,124,808
Oceana Fund	767,342	—	—	—	767,342
U.S. Fund	2,671,368	—	—	—	2,671,368
Opportunity Fund	443,921	—	—	—	443,921
Unconstrained Income Fund	2,017,593	—	—	—	2,017,593
Defensive Alpha Fund	1,851,959	—	—	—	1,851,959

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2025

As of April 30, 2025, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Tactical Income Fund	$3,975,702	$—	$(2,114,601)	$(64,276,137)	$—	$(6,660,911)	$(69,075,947)
Oceana Fund	496,613	—	—	(4,828,737)	—	1,425,716	(2,906,408)
U.S. Fund	417,948	—	(3,404,616)	(7,263,216)	—	(1,668)	(10,251,552)
Opportunity Fund	1,361,934	—	(3,731,610)	(21,651,180)	—	(834)	(24,021,690)
Unconstrained Income Fund	11,879	—	(75,108)	(7,777,399)	—	(532,459)	(8,373,087)
Defensive Alpha Fund	359,983	—	(3,680,321)	(17,856,343)	—	(1,171)	(21,177,852)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized losses, and unrealized (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, and mark-to-market on open 1256 futures and options.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Portfolio	Losses
Tactical Income Fund	$1,101
Oceana Fund	—
U.S. Fund	—
Opportunity Fund	—
Unconstrained Income Fund	—
Defensive Alpha Fund	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Tactical Income Fund	$2,113,500
Oceana Fund	—
U.S. Fund	3,404,616
Opportunity Fund	3,731,610
Unconstrained Income Fund	75,108
Defensive Alpha Fund	3,680,321

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2025

At April 30, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carry forwards (“CLCF”) utilized as follows:

	Non-Expiring

Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Tactical Income Fund	$63,318,705	$957,432	$64,276,137	$3,295,938
Oceana Fund	684,643	4,144,094	4,828,737	2,815,950
U.S. Fund	5,989,748	1,273,468	7,263,216	12,964
Opportunity Fund	10,911,248	10,739,932	21,651,180	—
Unconstrained Income Fund	7,777,399	—	7,777,399	174,107
Defensive Alpha Fund	9,903,344	7,952,999	17,856,343	3,576,375

NOTE 7. SECURITIES LENDING

The Income Fund and Unconstrained Income Fund have entered into a securities lending arrangement with the Securities Finance Trust Company (“SFTC”). Under an agreement (the “Securities Lending Agreement”) with SFTC, the Tactical Income Fund and Unconstrained Income Fund can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Funds’ security lending procedures. The Tactical Income Fund and Unconstrained Income Fund continue to receive interest or dividends on the securities loaned. The Tactical Income Fund and Unconstrained Income Fund have the right, under the Securities Lending Agreement, to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Tactical Income Fund and Unconstrained Income Fund could experience delays or losses on recovery. Additionally, the Tactical Income Fund and Unconstrained Income Fund are subject to the risk of loss from investments made with the cash received as collateral. The Tactical Income Fund and Unconstrained Income Fund manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

The following table sets forth the remaining contractual maturity of the collateral held by the Tactical Income Fund and Unconstrained Income Fund as of October 31, 2025:

		Overnight and	Up to	30-90	Greater than
Fund	Collateral For Securities Loaned	Continuous	30 days	days	90 Days	Total
Tactical Income Fund	State Street Institutional US Government Money Market, Premier Class	$17,146,885	$—	$—	$—	$17,146,885

Unconstrained Income Fund	State Street Institutional US Government Money Market, Premier Class	$7,495,385	$—	$—	$—	$7,495,385

At October 31, 2025, the Tactical Income Fund and Unconstrained Income Fund loaned securities and received cash collateral for the loan. This cash was invested in the State Street Institutional US Government Money Market Fund. Each Fund receives compensation relating to the lending of its securities as reflected in the Statements of Operations.

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2025

The securities loaned are noted in the Schedule of Investments. The fair value of the securities loaned for the Tactical Income Fund and Unconstrained Income Fund at October 31, 2025 were as follows.

Fair Value of
Securities Loaned
Tactical Income Fund	$16,809,514
Unconstrained Income Fund	7,344,720

The fair value of the “Collateral for Securities Loaned” on the Schedule of Investments is cash collateral received and reinvested. As of October 31, 2025, the total collateral for securities loaned was as follows:

Collateral for
Securities Loaned
Tactical Income Fund	$17,146,885
Unconstrained Income Fund	7,495,385

These amounts are offset by a liability recorded as “Securities lending collateral” as shown on the Statements of Assets and Liabilities.

NOTE 8. BENEFICIAL OWNERSHIP

The Funds have no knowledge as to whether all or any portion of the shares owned, by the parties noted below, are also owned beneficially by any party who would be presumed to control the respective Funds. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under section 2(a)(9) of the 1940 Act. As of October 31, 2025, the following entities held more than 25% of the voting securities for each Fund listed below.

Fund	Charles Schwab & Co. Inc.	National Financial Services LLC	Matrix Trust
Tactical Income Fund	53.91%	N/A	N/A
Oceana Fund	64.33%	N/A	N/A
U.S. Fund	61.54%	N/A	N/A
Opportunity Fund	67.59%	N/A	N/A
Unconstrained Income Fund	73.26%	N/A	N/A
Defensive Alpha Fund	38.49%	28.31%	28.98%

NOTE 9. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The following Funds currently invest a portion of their assets in the corresponding investments. The Funds may redeem their investment from the investments at any time if the Adviser determines that it is in the best interest of the Funds and their shareholders to do so. The performance of the Funds will be directly affected by the performance of the investments. The financial statements of the investments, including their portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements.

Fund	Investment	Percentage of Net Assets
Tactical Income Fund	iShares Broad USD High Yield Corporate Bond ETF	53.6%
Oceana Fund	Vanguard FTSE Developed Markets ETF	99.1%

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2025

NOTE 10. NEW ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

NOTE 11. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Toews Funds
Additional Information (Unaudited)
October 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Toews Corporation Adviser to Toews Hedged Oceana Fund (“Toews Oceana”), Toews Hedged U.S. Fund (“Toews Hedged U.S”), Toews Hedged U.S. Opportunity Fund (“Toews Opportunity”), Toews Tactical Defensive Alpha Fund (“Toews Defensive”), Toews Tactical Income Fund (“Toews Income”), and Toews Unconstrained Income Fund (“Toews Unconstrained”)*

In connection with the regular meeting held on June 25-26, 2025 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Toews Asset Management (“TAM”) and the Trust, with respect to the Toews Oceana, Toews Hedged U.S., Toews Opportunity, Toews Defensive, Toews Income, and Toews Unconstrained (each a “Fund” and collectively referred to as the “Toews Funds”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Services. The Trustees observed that TAM was founded in 1995 and with approximately $921 million in assets under management (“AUM”). They further noted that TAM provides discretionary and non-discretionary advisory services, model portfolio management, and tactically managed strategies based on behavioral sciences principles. The Trustees reviewed the education and financial industry experience of the investment personnel that would be responsible for the advisory services provided to the Funds. The Trustees noted that TAM performs continuous technical research and analysis to develop and maintain a rules-based, behavioral investing style that drives security selection, determines each portfolio’s target allocation, and manages risk exposure. The Trustees further noted that TAM studies current market conditions to help determine whether to buy or sell securities and utilizes derivatives to increase or decrease portfolio exposures and decides the appropriate exposure level to the target allocation. The Trustees note that TAM’s CCO oversees the adviser’s website ensuring fund related materials and data feeds are timely and accurate. The Trustees acknowledged that TAM reported no cybersecurity incidents this past year, carries cybersecurity insurance, employs an IT service provider to conduct infrastructure assessments and testing, and embarked on significant upgrade to enhance its IT infrastructure and operation against advanced cyber threats and provide stronger controls. The Trustees noted that TAM does not utilize artificial intelligence in its investment process but does utilize artificial intelligence on a limited basis for research, document summarization, and data analysis. They further noted TAM had no material compliance issues or litigation issues since the previous advisory agreement approval. The Trustees noted TAM investment team’s long-term experience in tactical asset management and commitment to active management aimed at limiting downside risk. The Trustees concluded that TAM is expected to continue providing high level of quality service to the Funds.

Toews Funds
Additional Information (Unaudited) (Continued)
October 31, 2025

Performance.

Toews Oceana. The Trustees reviewed performance information for the Fund and noted that the Fund has approximately $25 million in AUM, with a decrease of approximately $16 million from the prior year. The Trustees further noted that the Fund’s standard deviation is managed well and does well in consistent trending markets. The Trustees concluded that the Fund is performing according to its prospectus, that TAM managed volatility well, and as a result TAM should be retained as the adviser for the Fund.

Toews Hedged U.S. The Trustees reviewed performance information for the Fund and noted that the Fund has approximately $58 million in AUM, with a decrease of approximately $19 million from the prior year. The Trustees further noted that the Fund has underperformed its benchmark and Broadridge generated group peer. The Trustees further noted that the Fund had a negative return of 7.77% for the year. The Trustees acknowledged that TAM’s negative performance is partially the result of the high costs of option premiums paid by the Fund. The Trustees concluded that the Fund is being managed consistent with its objective and that TAM should be retained as the adviser, but a three-month review of the Fund’s hedging is warranted.

Toews Opportunity. The Trustees reviewed performance information for the Fund and noted that the Fund has approximately $30 million in AUM, with an increase of approximately $34 million from the prior year. The Trustees further noted the Fund has a one-star Morningstar rating and a ten-year return of 0.34%. The Trustees further noted the Fund’s twelve month rolling quartile in the 23rd percentile. The Trustees concluded that TAM should be retained as the adviser for the Fund, but a three-month review of the Fund is warranted.

Toews Defensive. The Trustees reviewed performance information for the Fund, noted that the Fund has approximately $52 million in AUM, with a decrease of approximately $18 million from the prior year. The Trustees acknowledged the Fund has a two-star Morningstar rating and positive returns since the Fund’s inception. The Trustees noted that the Fund is in the first or second quartile 50% of the time. The Trustees concluded that the Fund’s performance is consistent with positive returns and TAM should be retained as the adviser for the Fund.

Toews Income. The Trustees reviewed performance information for the Fund, and noted that the Fund has approximately $446 million in AUM, with a decrease of approximately $55 million from the prior year. The Trustees noted that the Fund is a three star fund rated by Morningstar. The Trustee further noted the Fund underperformed its benchmark for the year, but had a three year return of 1.54% and a five year return of 1.9%. The Trustees acknowledged the ten year return period demonstrated that when markets decline the Fund can deliver solid performance. The Trustees concluded that TAM should be retained as the adviser for the Fund.

Toews Unconstrained. The Trustees reviewed performance information for the Fund and noted that the Fund has approximately $53 million in AUM, with an increase of approximately $11 million from the prior year. The Trustees acknowledge that the Fund has outperformed its benchmark over three-, five-, and ten-year periods. The Trustees noted that the Fund’s individual quartile performance varies, but operates best when markets are stressed, which is demonstrated by the high performance of the Fund’s standard deviation. The Trustees concluded that TAM is managing the Fund according to the prospectus and shareholder expectations and should be retained as the adviser for the Fund.

Fees and Expenses.

Toews Oceana. The Trustees noted that the advisory fee of 1.00% ranked in the 70th percentile in the Broadridge generated peer group. The Trustees acknowledged that TAM’s explanation for the advisory fee is based on the proprietary investment strategy, the difficulty in managing the assets, and the expertise of TAM’s investment personnel. The Trustees concluded that the Fund’s advisory fee was not unreasonable.

Toews Hedged U.S. The Trustees noted that the advisory fee of 1.00% ranked in the 47th percentile in the Broadridge generated peer group. The Trustees acknowledged that TAM’s explanation for the advisory fee is based on the proprietary investment strategy, the difficulty in managing the assets, and expertise TAM personnel. The Trustees concluded that the Fund’s advisory fee was not unreasonable.

Toews Funds
Additional Information (Unaudited) (Continued)
October 31, 2025

Toews Opportunity. The Trustees noted that the advisory fee of 1.00% ranked in the 30th percentile in the Broadridge generated peer group. The Trustees acknowledged that TAM’s explanation for the advisory fee is based on the proprietary investment strategy, the difficulty in managing the assets, and the expertise of TAM’s investment personnel. The Trustees concluded that the Fund’s advisory fee was not unreasonable.

Toews Defensive. The Trustees noted that the advisory fee of 1.00% ranked in the 56th percentile in the Broadridge generated peer group. The Trustees acknowledged that TAM’s explanation for the advisory fee is based on the proprietary investment strategy, the difficulty in managing the assets, and expertise TAM personnel. The Trustees concluded that the Fund’s advisory fee was not unreasonable.

Toews Income. The Trustees noted that the advisory fee of 1.00% ranked in the 84th percentile in the Broadridge generated peer group. The Trustees acknowledged that TAM’s explanation for the advisory fee is based TAM’s experience in the investment space of the Fund and the active management of the Fund through tactical trading. The Trustees concluded that the Fund’s advisory fee was not unreasonable.

Toews Unconstrained. The Trustees noted that the advisory fee of 1.00% ranked in the 59th percentile in the Broadridge generated peer group. The Trustees acknowledged that TAM’s explanation for the advisory fee is based on the proprietary investment strategy, the difficulty in managing the assets, and expertise TAM personnel. The Trustees concluded that the Fund’s advisory fee was not unreasonable.

Economies of Scale. The Trustees considered whether TAM had achieved economies of scale with respect to its management of the Toews Funds. The Trustees noted that TAM had stated it would consider breakpoints with respect to certain Toews Funds, but the Funds had not achieved the desired AUMs to instill breakpoints. The Trustees agreed that in light of the expense limitation agreements in place and TAM’s perceived capacity limitations on the potential size of the Funds, the absence of breakpoints was acceptable.

Profitability. The Trustees reviewed TAM’s profitability analysis, in terms of absolute dollars and as a percentage of revenue, with respect to each of the Toews Funds. The Trustees observed that, before paying distribution expenses, TAM had realized a profit with respect to each of the Toews Funds. The Board concluded that TAM’s relationship with each of the Toews Funds was not excessively profitable.

Conclusion. Having requested and received such information from TAM as the Trustees believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of legal counsel, the Trustees concluded that the approval of the continuation of the Advisory Agreement was in the best interests of the Funds and their shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Toews Funds.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer
Date: 1/5/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer
Date: 1/5/2026

By	/s/ James Colantino
James Colantino
Principal Financial Officer
Date: 1/5/2026